Payables, Accruals and Provisions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Payables, Accruals and Provisions
Note 22: Payables, Accruals and Provisions

	December 31,

	2023	2022
Trade payables	181	237
Accruals	798	834
Provisions (see note 23)	92	108
Other current liabilities	43	43
Total payables, accruals and provisions	1,114	1,222